RELATED PARTY TRANSACTIONS - Indemnification Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party
Related Party Transaction [Line Items]
Indemnification agreements payments	$ 0.2	$ 4.6